Additional Information of the Parent Company - Condensed Statements of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 1,876,989	$ 264,368	¥ 1,202,670	¥ 720,768
General and administrative expenses	(320,144)	(45,091)	(201,007)	(236,713)
Interest income	99,813	14,058	58,734	32,584
Foreign exchange (loss) gain	(452)	(64)	20,858	(13,275)
Other income, net	34	5	(2,161)	118
Equity in deficit of subsidiaries	(45)	(6)	(45)	(84)
Net Loss	(475,968)	(67,039)	(300,765)	(244,827)
Net loss attributable to ordinary shareholders of the company	(475,968)	(67,039)	(747,184)	(2,456,157)
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	42,048	5,922	(12,073)	9,083
Comprehensive loss	(433,920)	(61,117)	(312,838)	(235,744)
Parent company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(98,099)	(13,817)	(37,105)	(146,838)
Interest income	42,402	5,972
Foreign exchange (loss) gain	(12)	(2)	2	(2,324)
Other income, net				34
Equity in deficit of subsidiaries	(420,259)	(59,192)	(263,662)	(95,699)
Net Loss	(475,968)	(67,039)	(300,765)	(244,827)
Deemed dividend			(446,419)	(2,211,330)
Net loss attributable to ordinary shareholders of the company	(475,968)	(67,039)	(747,184)	(2,456,157)
Comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	42,048	5,922	(12,073)	9,083
Comprehensive loss	¥ (433,920)	$ (61,117)	¥ (312,838)	¥ (235,744)